Related party transactions	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Related party transactions

13.	Related party transactions

(a)	Identify related parties

For the purposes of the consolidated financial statements, parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control. Related parties may be individuals or other entities.

Related parties also include key management personnel. Key management personnel are defined as those persons having authority and responsibility for planning, directing and controlling the activities of the Group either directly or indirectly. The key management personnel of the Group include directors of the Group.

The related parties of the Group and of the Company are disclosed in the Note 9 and 31.

(b)	Significant related party transactions and balances

Amount due from associates represent non-trade balances which are unsecured, interest free and receivable on demand.

Amount due to directors represent non-trade advances for working capital purposes in meeting the operational needs of the Group, which are unsecured, interest free and repayable on demand. The amount due to directors are expected to be settled progressively in cash within the next two (2) years from the effectiveness of this proxy statement/ prospectus.

Related party transactions have been entered in the normal course of business under negotiated terms. In addition to the related party balances disclosed elsewhere in the consolidated financial statements, the related party transactions of the Group are as follows:

	2024	2023
	USD	USD

Associates:
Alps Globemedics
Agent commission	120,189	137,164
Management fee income	12,916	13,479
Purchases	-	1,035

Related party:
Director
Agent commission	18,102	41,768
Consultancy fee	51,663	53,914
Acquisition of patent	707,028	-

(c)	Compensation of key management personnel

The remuneration of key management personnel during the financial year are as follows:

	2024	2023
	USD	USD

Fee	71,811	101,966
Salaries and other emoluments	162,726	150,056
Defined contribution plans	19,255	20,218

	253,792	272,240